Loans and Leases - Schedule of Modified TDRs (Detail) - TDRs Occurring during the Period - TDRs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Modifications
TDRs during period on accrual status	$ 31,500	$ 46,300	$ 85,900
TDRs during period on non-accrual status	21,700	24,200	136,500
Extended maturities	23,262	26,561	75,315
Interest rate adjustment	99	24	193
Financing Receivable Modifications Maturity And Interest Rate Adjustment	554	4,932	2,470
Financing Receivable Modifications Extension Of Interest Rate Only Payments	881	4,161	27,931
Forbearance	4,432	7,226	76,819
Other concession(s)	23,943	27,555	39,708
TDRs during period	$ 53,171	$ 70,459	$ 222,436